Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Infrastructure costs
Property and equipment	£ 373	£ 368	£ 380
Depreciation and amortisation	421	457	395
Lease payments	1	7	158
Impairment of property, equipment and intangible assets	21	3	2
Total Infrastructure costs	816	835	935
Administration and general expenses
Consultancy, legal and professional fees	345	362	400
Marketing and advertising	176	258	316
UK Bank levy	249	185	223
Other administration and general expenses	3,432	3,513	3,285
Total administration and general expenses	4,202	4,318	4,224
Staff costs	4,365	4,565	4,874
Litigation and conduct	76	264	1,706
Operating expenses	£ 9,459	£ 9,982	£ 11,739